Advances to Suppliers and Other (Details) - Schedule of Advances to Suppliers - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Advances To Suppliers Abstract
Advance to suppliers	$ 723,111	$ 515,137
Advance payment for potential factory lease and land purchase	1,201,354	4,201,354
Total	$ 1,924,465	$ 4,716,491